Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Asset Impairment Charges (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Long-lived assets held-for-sale cost of sale	$ 4
Property, plant, and equipment and other long-lived assets, fair value	$ 112